Statement of Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Series A Convertible Preferred Stock	Series B Convertible Preferred Stock	Series B-2 Convertible Preferred Stock	Series C Convertible Preferred Stock	Series D Convertible Preferred Stock
Beginning balance at Dec. 31, 2013	$ (56,691,362)	$ 51	$ 2,164,063	$ (58,855,476)	$ 1,455,686	$ 23,095,634	$ 6,816,594	$ 26,120,739
Beginning balance, shares at Dec. 31, 2013		508,009			1,500,000	12,432,430	4,402,438	19,608,195
Issuance of preferred stock for cash net of offering costs								$ 7,992,718	$ 5,433,421
Issuance of preferred stock for cash net of offering costs, shares								5,714,288	3,333,334
Common stock issued upon exercise of options	76,300	$ 5	76,295
Common stock issued upon exercise of options, shares		54,920
Share-based compensation	612,952		612,952
Initial public offering of common stock at $14.00 per share, net of $7,361,037 offering costs	57,738,963	$ 465	57,738,498
Initial public offering of common stock at $14.00 per share, net of $7,361,037 offering costs, shares		4,650,000
Conversion of preferred stock to common stock	70,914,792	$ 822	70,913,970		$ (1,455,686)	$ (23,095,634)	$ (6,816,594)	$ (34,113,457)	$ (5,433,421)
Conversion of preferred stock to common stock, shares		8,225,062			(1,500,000)	(12,432,430)	(4,402,438)	(25,322,483)	(3,333,334)
Conversion of preferred stock warrants to common stock warrants	3,415,020		3,415,020
Net exercise of warrants		$ 23	(23)
Net exercise of warrants, shares		233,320
Net loss	(10,819,236)			(10,819,236)
Ending balance at Dec. 31, 2014	65,247,429	$ 1,366	134,920,775	(69,674,712)
Ending balance, shares at Dec. 31, 2014		13,671,311
Common stock issued upon exercise of options	96,504	$ 5	96,499
Common stock issued upon exercise of options, shares		48,167
Common stock issued upon purchase of the employee stock purchase plan	42,126	$ 1	42,125
Common stock issued upon purchase of the employee stock purchase plan, shares		8,038
Issuance of restricted shares, net of shares repurchased for minimum tax liability	193,500	$ 2	193,498
Issuance of restricted shares, net of shares repurchased for minimum tax liability, shares		22,500
Share-based compensation	1,384,781		1,384,781
Net loss	(43,157,045)			(43,157,045)
Ending balance at Dec. 31, 2015	23,807,295	$ 1,374	136,637,678	(112,831,757)
Ending balance, shares at Dec. 31, 2015		13,750,016
Common stock issued upon exercise of options	33,542	$ 3	33,539
Common stock issued upon exercise of options, shares		29,300
Issuance of restricted shares, net of shares repurchased for minimum tax liability	5	$ 5
Issuance of restricted shares, net of shares repurchased for minimum tax liability, shares		49,180
Debt amendment warrant costs	9,417		9,417
Share-based compensation	1,082,865		1,082,865
Net loss	(13,018,598)			(13,018,598)
Ending balance at Dec. 31, 2016	$ 11,914,526	$ 1,382	$ 137,763,499	$ (125,850,355)
Ending balance, shares at Dec. 31, 2016		13,828,496
Common stock issued upon exercise of options, shares	3,251
Net loss	$ (7,633,677)
Ending balance at Sep. 30, 2017	$ 4,849,718